March 4, 2013	41610.00008

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Daily Income Fund (the “Fund”)

Post-Effective Amendment No. 31 to the Registration Statement

on Form N-1A under the Securities Act of 1933 (33-74470)

Ladies and Gentleman:

On behalf of the Fund, we hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940 one copy of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A.  It is proposed that this filing will become effective on May 3, 2013, pursuant to paragraph (a)(1) of Rule 485 of the Securities Act of 1933.

The Fund is making this filing pursuant to Rule 485(a) to introduce two new classes of three series of the Fund.

Should you have any questions or comments regarding the filing, please do not hesitate to contact me at (212) 318-6275.

Enclosures

Sincerely,

/s/ Rachael L. Schwartz

Rachael L. Schwartz
for PAUL HASTINGS LLP